Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss, Current	$ 1.7	$ 0.8
Cumulative Series A redeemable Preferred Stock
Divided rate	8.50%